Post-employment benefits - Summary of Expense Recognized in Profit or Loss (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Post-employment benefits
Current service cost	R$ (378)	R$ (386)	R$ (157)
Interest on actuarial obligation	(59,678)	(58,879)	(57,337)
Total expense recognized in profit or loss	R$ (60,056)	R$ (59,265)	R$ (57,494)